Advisory and Administration Agreements and Other Transactions with Affiliates; Trustee Compensation; Other Agreements (Details)		3 Months Ended	12 Months Ended
	Jan. 05, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Jan. 04, 2021
Related Party Transaction [Line Items]
Administrative		$ 24,000	$ 76,757
Annual rate, percent of average daily managed assets				0.85%
Advisory fees	$ 22,000	705,000	2,363,603
Compliance and internal audit		$ 34,000	$ 144,543
Percent of annual base management fee			1.50%
Percent of annual base management fee per quarter			0.375%
Incentive Fee calculation, Percentage of product multiplication factor			20.00%
Incentive Fee calculation, Term of core earnings			12 months
Incentive Fee calculation, Term of equity			12 months
Incentive Fee calculation, Percentage of annual fee			7.00%
Incentive Fee calculation, Number of calendar quarters of the most recent 12 month period | item			3
Incentive fee payable			$ 0
Termination Fee, Number of times defined for calculation of fees | item			3
Incentive Fee calculation, Term of incentive fee paid			24 months
Termination Fee, Period of annual base management fee and incentive fee payment			24 months
Termination Fee, Annualized period for base management fee and the incentive fee			2 years
Termination Fee, Threshold amount			$ 1,600,000
Trustee fee and expenses			55,347
State Street
Related Party Transaction [Line Items]
Advisory fees			$ 76,757